Loans Payable (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings from Asset-Backed Debt Securities	As of December 31, 2021 and September 30, 2022, the outstanding borrowings from asset-backed debt securities were as follows:

	As of December 31,	As of September 30,
	2021	2022	2022
	RMB	RMB	US$
Short-term loans	762,717	592,005	83,223
Total carrying amount	762,717	592,005	83,223